Offerings	Nov. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	6,971,575
Proposed Maximum Offering Price per Unit	0.64
Maximum Aggregate Offering Price	$ 4,461,808.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 388.18
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the registrant's common stock, par value $0.0001 per share (the "Common Stock"), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the registrant's outstanding shares of common stock. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant's Common Stock on the Nasdaq Capital Market on November 3, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, issuable upon exercise of pre-funded warrants
Amount Registered | shares	640,000
Proposed Maximum Offering Price per Unit	0.64
Maximum Aggregate Offering Price	$ 409,600.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 35.64
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the registrant's common stock, par value $0.0001 per share (the "Common Stock"), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the registrant's outstanding shares of common stock. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant's Common Stock on the Nasdaq Capital Market on November 3, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, issuable upon exercise of common warrants
Amount Registered | shares	9,210,975
Proposed Maximum Offering Price per Unit	0.64
Maximum Aggregate Offering Price	$ 5,895,024.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 512.87
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the registrant's common stock, par value $0.0001 per share (the "Common Stock"), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the registrant's outstanding shares of common stock. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant's Common Stock on the Nasdaq Capital Market on November 3, 2026.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, issuable upon exercise of placement agent warrants
Amount Registered | shares	736,878
Proposed Maximum Offering Price per Unit	0.64
Maximum Aggregate Offering Price	$ 471,601.92
Fee Rate	0.0087%
Amount of Registration Fee	$ 41.03
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the registrant's common stock, par value $0.0001 per share (the "Common Stock"), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the registrant's outstanding shares of common stock. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant's Common Stock on the Nasdaq Capital Market on November 3, 2026.